Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000229546 | ETF10527058
Holdings [Line Items]
Percent of Total Investments	17.90%
C000229546 | Common Stock
Holdings [Line Items]
Percent of Total Investments	82.10%
C000229546 | Total Assets10527058
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230847 | ETF10527073
Holdings [Line Items]
Percent of Total Investments	86.00%
C000230847 | Common Stock
Holdings [Line Items]
Percent of Total Investments	13.30%
C000230847 | Option
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230847 | Total Assets10527086
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | ETF10527020
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | Total Assets10527020
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Common Stock
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Total Assets10527105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | ETF10527098
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | Total Assets10527098
Holdings [Line Items]
Percent of Total Investments	100.00%
C000263311 | ETF10527367
Holdings [Line Items]
Percent of Total Investments	5.30%
C000263311 | Common Stock
Holdings [Line Items]
Percent of Total Investments	94.70%
C000263311 | Total Assets10527367
Holdings [Line Items]
Percent of Total Investments	100.00%
C000264851 | ETF10527411
Holdings [Line Items]
Percent of Total Investments	6.40%
C000264851 | Common Stock
Holdings [Line Items]
Percent of Total Investments	93.60%
C000264851 | Total Assets10527411
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222559 | ETF10526958
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222559 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	94.40%
C000222559 | Total Assets10526954
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | ETF10527091
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | Total Assets10527091
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Total Assets10526962
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250203 | ETF10527167
Holdings [Line Items]
Percent of Total Investments	15.40%
C000250203 | Asset Backed Security
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250203 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.20%
C000250203 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000250203 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	22.50%
C000250203 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250203 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000250203 | Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.20%
C000250203 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Total Investments	31.90%
C000250203 | Yankee Dollar
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250203 | Total Assets10527160
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223446 | Common Stock
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223446 | Private Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Total Assets10526972
Holdings [Line Items]
Percent of Total Investments	100.00%